11 Greenway Plaza, Suite 1000
Houston, TX 77046
(713) 626-1919
invesco.com
June 1, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	AIM Investment Funds (Invesco Investment Funds)
CIK No. 0000826644

Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement for Invesco Oppenheimer Emerging Markets Local Debt Fund as filed pursuant to Rule 497(e) under the 1933 Act on May 27, 2020 (Accession Number: 0001193125-20-153212).
Please direct any comments or questions to the undersigned, or contact me at 713-214-7265 or at amy.kaufman@invesco.com.
Very truly yours,
/s/ Amy Kaufman
Amy Kaufman
Paralegal I